Prepaid Land Use Rights, Net - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 29, 2023 CNY (¥)	Nov. 29, 2023 USD ($)	May 31, 2023 CNY (¥)	May 31, 2023 USD ($)
Use Rights [Member]
Amortization Expense Of Prepaid Land Lease Payments [Line Items]
Amortization expense of prepaid land lease payments	$ 2,257	$ 2,288	$ 3,571	$ 2,228
Yihoo Biotech | China Construction Bank [Member]
Amortization Expense Of Prepaid Land Lease Payments [Line Items]
Debt Instrument, Collateral Amount					¥ 32	$ 4,376
Yihoo Biotech | China Construction Bank [Member] | Use Rights [Member]
Amortization Expense Of Prepaid Land Lease Payments [Line Items]
Debt Instrument, Collateral Amount	4,304
Sinovac Biotech (Yidao) Co., Ltd. | China Construction Bank [Member]
Amortization Expense Of Prepaid Land Lease Payments [Line Items]
Debt Instrument, Collateral Amount							¥ 737	$ 100,964
Sinovac Biotech (Yidao) Co., Ltd. | China Construction Bank [Member] | Use Rights [Member]
Amortization Expense Of Prepaid Land Lease Payments [Line Items]
Debt Instrument, Collateral Amount	$ 18,654	$ 20,273